UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                      FORM 13F
                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/07

Check here if Amendment[ ]; Amendment Number:
					     ------------

This Amendment (Check only one.):	[ ]is a restatement.
					[ ]adds new holdings entries.


Institutional Investment Manager Filing This Report:

			  Name:    Stevens First Principles Investment Advisors

     			  Address: 4100 Newport Place, Suite 720
               			   Newport Beach, CA 92660

			  13F File Number: 28-12317


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

	Name:		Steven Lee Yamshon
	Title:		Chief Compliance Officer
	Phone:		949-251-9333


Signature, Place, and Date of Signing:


/s/ Steven Lee Yamshon                 Newport Beach, CA      4/14/07
-----------------------------------  ---------------------  -----------
[Signature]			           [Place]	      [Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Included Managers:

NONE

Report Summary:

Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 147

Form 13F Information Table Value Total:  $80,197 (x1,000)


List of Other Included Managers:

NONE

                              FORM 13F INFORMATION TABLE - STEVENS FIRST PRINCIPLES INVESTMENT ADVISERS 03/31/07
                                                               VALUE SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x1000)PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

Alcoa Inc                            COM            013817101     28     824  SH           SOLE                  824
Alexander & Baldwin Inc              COM            014482103  3,557  70,520  SH           SOLE               70,520
Amgen Inc                            COM            031162100      2      40  SH           SOLE                   40
Anglo American Plc                   ADR            03485P102  1,803  68,231  SH           SOLE               68,231
Apartment Investment & Management Co COM CL A       03748R101      2      41  SH           SOLE                   41
Archer Daniels Midland Co            COM            039483102     95   2,600  SH           SOLE                2,600
Banco Latinoamericano Exportaciones  COM CL E       P16994132  1,074  64,565  SH           SOLE               64,565
Berkshire Hathaway Inc               COM CL A       084670108    109       1  SH           SOLE                    1
Berkshire Hathaway Inc               COM CL B       084670207     18       5  SH           SOLE                    5
BlackRock Insured Municipal Term Trt COM            092474105      3     300  SH           SOLE                  300
Boeing Co                            COM            097023105      1      15  SH           SOLE                   15
Bristol Myers Squibb Co              COM            110122108     37   1,350  SH           SOLE                1,350
Cadbury Schweppes Plc                ADR            127209302  3,830  74,565  SH           SOLE               74,565
Cadence Design Systems Inc           COM            127387108      2     100  SH           SOLE                  100
California Water Service Group       COM            130788102    852  22,235  SH           SOLE               22,235
Canadian Pacific Railway Ltd         COM            13645T100  2,255  39,951  SH           SOLE               39,951
Canon Inc                            ADR            138006309  3,003  55,940  SH           SOLE               55,940
CF Industries Holdings Inc           COM            125269100  1,804  46,798  SH           SOLE               46,798
Chevron Corp                         COM            166764100  1,642  22,201  SH           SOLE               22,201
Chico's FAS Inc                      COM            168615102      6     230  SH           SOLE                  230
Cincinnati Financial Corp            COM            172062101  1,113  26,252  SH           SOLE               26,252
Cisco Systems Inc                    COM            17275R102     13     500  SH           SOLE                  500
Coca Cola Co                         COM            191216100     10     202  SH           SOLE                  202
Colgate Palmolive Co                 COM            194162103      3      39  SH           SOLE                   39
ConocoPhillips                       COM            20825C104    905  13,237  SH           SOLE               13,237
Consolidated Edison Inc              COM            209115104     10     200  SH           SOLE                  200
Consolidated Tomoka Land Co          COM            210226106     83   1,100  SH           SOLE                1,100
Constellation Energy Group Inc       COM            210371100      2      25  SH           SOLE                   25
Costco Wholesale Corp                COM            22160K105      3      50  SH           SOLE                   50
CSX Corporation                      COM            126408103      6     150  SH           SOLE                  150
Curtiss Wright Corp                  COM            231561101      4      96  SH           SOLE                   96
Discovery Holding Co                 COM CL A       25468Y107      4     215  SH           SOLE                  215
DR Horton Inc                        COM            23331A109     22   1,000  SH           SOLE                1,000
EI du Pont de Nemours & Co           COM            263534109      4      90  SH           SOLE                   90
Electronic Arts Inc                  COM            285512109      2      40  SH           SOLE                   40
EnCana Corp                          COM            292505104    124   2,450  SH           SOLE                2,450
Exxon Mobil Corp                     COM            30231G102    788  10,447  SH           SOLE               10,447
Favrille Inc                         COM            312088404    240  78,260  SH           SOLE               78,260
FirstEnergy Corp                     COM            337932107     17     250  SH           SOLE                  250
Gehl Co                              COM            368483103      1      40  SH           SOLE                   40
General Electric Co                  COM            369604103  3,745 105,915  SH           SOLE              105,915
Genitope Corp                        COM            37229P507     13   3,050  SH           SOLE                3,050
GlaxoSmithKline Plc                  ADR            37733W105  1,986  35,933  SH           SOLE               35,933
Home Depot Inc                       COM            437076102      6     150  SH           SOLE                  150
Honda Motor Co Ltd                   ADR            438128308  3,450  98,945  SH           SOLE               98,945
Humana Inc                           COM            444859102      3      50  SH           SOLE                   50
Ingersoll-Rand Co Ltd                COM CL A       G4776G101  2,121  48,903  SH           SOLE               48,903
Interpublic Group of Companies Inc   COM            460690100      2     200  SH           SOLE                  200
IRSA Inversiones y Representaciones  ADR            450047204     19   1,000  SH           SOLE                1,000
iShares COMEX Gold Trust             ETF            464285105  2,363  35,896  SH           SOLE               35,896
iShares DJ Select Dividend Index     ETF            464287168      7     100  SH           SOLE                  100
iShares DJ Transportation Index      ETF            464287192      4      45  SH           SOLE                   45
iShares DJ US Basic Materials Index  ETF            464287838      6      95  SH           SOLE                   95
iShares DJ US Consumer Goods Index   ETF            464287812      4      60  SH           SOLE                   60
iShares DJ US Consumer Services Idx  ETF            464287580      6      85  SH           SOLE                   85
iShares DJ US Energy Index           ETF            464287796      5      50  SH           SOLE                   50
iShares DJ US Healthcare Index       ETF            464287762      4      55  SH           SOLE                   55
iShares DJ US Real Estate Index      ETF            464287739     15     180  SH           SOLE                  180
iShares DJ US Total Market Index     ETF            464287846    370   5,340  SH           SOLE                5,340
iShares GS $iBoxx Corporate Bond Fnd ETF            464287242    462   4,305  SH           SOLE                4,305
iShares GS Natural Resources Index   ETF            464287374  5,772  54,965  SH           SOLE               54,965
iShares Lehman 1-3 Year Treasury Idx ETF            464287457    626   7,779  SH           SOLE                7,779
iShares MSCI Brazil Index            ETF            464286400      3      55  SH           SOLE                   55
iShares MSCI EAFE Index              ETF            464287465     16     210  SH           SOLE                  210
iShares MSCI Japan Index             ETF            464286848     96   6,580  SH           SOLE                6,580
iShares MSCI Mexico Index            ETF            464286822      3      50  SH           SOLE                   50
iShares MSCI Singapore Index         ETF            464286673      3     225  SH           SOLE                  225
iShares MSCI Switzerland Index       ETF            464286749    427  16,775  SH           SOLE               16,775
iShares MSCI Taiwan Index            ETF            464286731     55   3,930  SH           SOLE                3,930
iShares Russell 2000 Value Index     ETF            464287630      3      42  SH           SOLE                   42
iShares Russell 3000 Index           ETF            464287689      4      50  SH           SOLE                   50
Johnson & Johnson                    COM            478160104      8     125  SH           SOLE                  125
Kansas City Southern                 COM            485170302    161   4,530  SH           SOLE                4,530
Kimco Realty Corporation             COM            49446R109     31     640  SH           SOLE                  640
Leucadia National Corp               COM            527288104    290   9,850  SH           SOLE                9,850
Level 3 Communications Inc           COM            52729N100     24   4,000  SH           SOLE                4,000
Liberty Global Inc                   COM SER A      530719103      4     120  SH           SOLE                  120
Liberty Global Inc                   COM SER C      530555309      4     120  SH           SOLE                  120
Liberty Media Corp - Capital         COM SER A      53071M302     12     107  SH           SOLE                  107
Liberty Media Corp - Interactive     COM SER C      53071M104     13     538  SH           SOLE                  538
Lockheed Martin Corp                 COM            539830109     10     100  SH           SOLE                  100
Lowe's Companies Inc                 COM            548661107    306   9,705  SH           SOLE                9,705
MannKind Corp                        COM            56400P201      8     590  SH           SOLE                  590
McDonald's Corp                      COM            580135101  3,227  71,630  SH           SOLE               71,630
Medco Health Solutions Inc           COM            58405U102     13     183  SH           SOLE                  183
Merrill Lynch & Co Inc               COM            590188108      4      48  SH           SOLE                   48
Microsoft Corp                       COM            594918104      6     205  SH           SOLE                  205
Nabors Industries Ltd                COM            G6359F103      1      50  SH           SOLE                   50
National Oilwell Varco Inc           COM            637071101    117   1,500  SH           SOLE                1,500
New Frontier Media Inc               COM            644398109      3     310  SH           SOLE                  310
Newmont Mining Corp                  COM            651639106     16     375  SH           SOLE                  375
Norfolk Southern Corp                COM            655844108      3      50  SH           SOLE                   50
Northrop Grumman Corp                COM            666807102      3      46  SH           SOLE                   46
Nova Chemicals Corp                  COM            66977W109      7     218  SH           SOLE                  218
Novartis AG                          ADR            66987V109      3      63  SH           SOLE                   63
Nuveen Municipal Value Fund Inc      COM            670928100     12   1,200  SH           SOLE                1,200
PepsiCo Inc                          COM            713448108     28     445  SH           SOLE                  445
Peregrine Pharmaceuticals Inc        COM            713661106      5   5,000  SH           SOLE                5,000
Pfizer Inc                           COM            717081103    854  33,818  SH           SOLE               33,818
Pharmaceutical HOLDR                 DPSTRY RCPT    71712A206  1,483  19,100  SH           SOLE               19,100
Pinnacle West Capital Corp           COM            723484101    414   8,585  SH           SOLE                8,585
Plum Creek Timber Company Inc        COM            729251108  3,416  86,666  SH           SOLE               86,666
PNC Financial Services Group Inc     COM            693475105    209   2,900  SH           SOLE                2,900
Pope Resources LP                    DPSTRY RCPT    732857107    674  16,787  SH           SOLE               16,787
Potlatch Corp                        COM            737628107  1,050  22,925  SH           SOLE               22,925
PowerShares DB G10 Currency Harvest  COM UT BEN INT 73935Y102     97   3,600  SH           SOLE                3,600
PowerShares Dynamic Sftwr Portfolio  ETF            73935X773      2     100  SH           SOLE                  100
PowerShares HighYield Dvdnd Achvrs   ETF            73935X302    160  10,110  SH           SOLE               10,110
PowerShares Water Resources          ETF            73935X575  2,044 109,387  SH           SOLE              109,387
Procter & Gamble Co                  COM            742718109     16     260  SH           SOLE                  260
Quest Capital Corp                   COM            74835U109     22   8,000  SH           SOLE                8,000
Rayonier Inc                         COM            754907103  3,660  85,118  SH           SOLE               85,118
Raytheon Co                          COM            755111507      3      61  SH           SOLE                   61
Reliance Steel & Aluminum Co         COM            759509102     10     200  SH           SOLE                  200
S&P 500 Depository Receipt                          78462F103     30     209  SH           SOLE                  209
SAIC Inc                             COM            78390X101  1,253  72,340  SH           SOLE               72,340
Sanofi-Aventis SA                    ADR            80105N105  2,014  46,290  SH           SOLE               46,290
Schlumberger Limited                 COM            806857108      5      66  SH           SOLE                   66
Scottish Power Plc                   ADR            81013T804    222   3,529  SH           SOLE                3,529
Sirius Satellite Radio Inc           COM            82966U103     11   3,500  SH           SOLE                3,500
Southern Co                          COM            842587107     28     775  SH           SOLE                  775
Staples Inc                          COM            855030102     14     540  SH           SOLE                  540
streetTRACKS Gold Shares             ETF            863307104  2,995  45,555  SH           SOLE               45,555
streetTRACKS SPDR Dividend ETF       ETF            86330E760     26     410  SH           SOLE                  410
Sunrise Senior Living Inc            COM            86768K106      4     100  SH           SOLE                  100
Taiwan Semiconductor Manfctrng Co    ADR            874039100    240  22,330  SH           SOLE               22,330
TECO Energy Inc                      COM            872375100    361  20,980  SH           SOLE               20,980
Tejon Ranch Co                       COM            879080109    132   2,800  SH           SOLE                2,800
Telefonica SA                        ADR            879382208      2      31  SH           SOLE                   31
Templeton Emerging Markets Fund      COM            880191101      3     150  SH           SOLE                  150
Texas Pacific Land Trust             SUB CTF PROP   882610108      8      32  SH           SOLE                   32
                                      PROP I T
THQ Inc                              COM            872443403     34   1,000  SH           SOLE                1,000
Time Warner Inc                      COM            887317105      2     100  SH           SOLE                  100
TransCanada Corp                     COM            893526103     36   1,092  SH           SOLE                1,092
Unilever NV                          ADR            904784709      2      75  SH           SOLE                   75
Unilever Plc                         ADR            904767704  3,774 125,523  SH           SOLE              125,523
United States Steel Corp             COM            912909108      3      30  SH           SOLE                   30
United Utilities Plc                 ADR            91311Q105    875  29,463  SH           SOLE               29,463
Van Kampen Municipal Trust           SH BEN INT     920919107    364  23,295  SH           SOLE               23,295
Van Kampen Senior Income Trust       COM            920961109    214  23,925  SH           SOLE               23,925
Vanguard Value ETF                   ETF            922908744     10     150  SH           SOLE                  150
Volcom Inc                           COM            92864N101      1      30  SH           SOLE                   30
Walgreen Co                          COM            931422109      4      84  SH           SOLE                   84
Walt Disney Co                       COM            254687106      6     170  SH           SOLE                  170
Western Union Co                     COM            959802109  1,345  61,297  SH           SOLE               61,297
Weyerhaeuser Co                      COM            962166104  2,392  32,010  SH           SOLE               32,010
Yahoo! Inc                           COM            984332106    278   8,895  SH           SOLE                8,895